Property, Plant and Equipment (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Depreciation expenses	$ 1,603,722	$ 1,428,424
Impairment
Short term bank loan	4,830,062		$ 6,584,664
Office Buildings [Member]
Short term bank loan	$ 2,800,000